Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Disclosure of amortisation periods for goodwill and intangible assets	Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[1]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
1Exceptions to the above period relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 years to 15 years.

Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2024	335	1,266	73	1,477	128	3,279
Additions	263	366	1	—	66	696
Disposals[1]	—	(131)	(10)	—	—	(141)
Exchange and other movements	9	(162)	1	(315)	3	(464)
As at 31 December 2024	607	1,339	65	1,162	197	3,370
Accumulated amortisation and impairment
As at 1 January 2024	(68)	(623)	(42)	(1,345)	(117)	(2,195)
Disposals[1]	—	131	10	—	—	141
Amortisation charge	—	(149)	(8)	(25)	(5)	(187)
Impairment charge	—	(2)	—	—	—	(2)
Exchange and other movements	—	(4)	(1)	305	(2)	298
As at 31 December 2024	(68)	(647)	(41)	(1,065)	(124)	(1,945)
Net book value	539	692	24	97	73	1,425

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2023	345	1,477	91	1,562	956	4,431
Additions	—	310	23	—	4	337
Disposals[1]	—	(325)	(13)	—	(2)	(340)
Exchange and other movements	(10)	(196)	(28)	(85)	(830)	(1,149)
As at 31 December 2023	335	1,266	73	1,477	128	3,279
Accumulated amortisation and impairment
As at 1 January 2023	(68)	(787)	(49)	(1,382)	(480)	(2,766)
Disposals[1]	—	325	13	—	2	340
Amortisation charge	—	(163)	(9)	(39)	(48)	(259)
Impairment charge	—	(40)	—	—	—	(40)
Exchange and other movements	—	42	3	76	409	530
As at 31 December 2023	(68)	(623)	(42)	(1,345)	(117)	(2,195)
Net book value	267	643	31	132	11	1,084
Note
1Disposals pertain to fully amortised assets which are not in use.

Disclosure of goodwill allocated to business operations according to business segments	Goodwill
Goodwill is allocated to business operations according to business segments as follows:

	Barclays Bank Group
	2024	2023[1]
	£m	£m
Barclays Private Bank and Wealth Management	95	95
Barclays US Consumer Bank	444	172
Total net book value of goodwill	539	267

Disclosure of sensitivity of the value in use to key judgements in the calculations

Cash generating unit	Tangible equity	Goodwill	Intangibles	Carrying value	Value in use	Value in use exceeding carrying value 2024	Value in use exceeding carrying value 2023
	£m	£m	£m	£m	£m	£m	£m
Barclays Private Bank and Wealth Management	894	95	9	998	3,702	2,704	2,884
Barclays US Consumer Bank	2,763	415	458	3,636	3,989	353	1,175
Total	3,657	510	467	4,634	7,691	3,057	4,059
The sensitivity of the value in use to key judgements in the calculations for certain CGUs holding goodwill balances is set out below:

						Reduction in headroom				Change required to reduce headroom to zero
Cash generating unit	Carrying value	Value in use	Value in use exceeding carrying value	Discount rate	Terminal growth rate	100bps increase in the discount rate	100bps decrease in terminal growth rate	50bps increase to allocated capital rate	10% reduction in forecasted cash flows	Discount rate	Terminal growth rate	Allocated Capital rate	Cash flows
	£m	£m	£m	%	%	£m	£m	£m	£m	%	%	%	%
Barclays US Consumer Bank	3,636	3,989	353	14.5	2.0	(516)	(393)	(234)	(638)	0.7	(0.9)	0.8	(5.5)